Description of the Business and Merger Transaction	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
DESCRIPTION OF THE BUSINESS AND MERGER TRANSACTION

NOTE 1 — DESCRIPTION OF THE BUSINESS AND MERGER TRANSACTION

Description of the Business

BM Technologies, Inc. (“BMT” or “the Company”) provides state-of-the-art high-tech digital banking and disbursement services to consumers and students nationwide through a full service fintech banking platform, accessible to customers anywhere and anytime through digital channels.

BMT facilitates deposits and banking services between a customer and an FDIC insured partner bank. BMT’s Banking-as-a-Service (“BaaS”) business model leverages partners’ existing customer bases to achieve high volume, low-cost customer acquisition in its Disbursement, White Label, and Workplace Banking businesses. BMT has four primary revenue sources: interchange and card revenue, servicing fees from the Bank, account fees, and university fees. The majority of revenues are driven by customer activity (deposits, spend, transactions, etc.) but may be paid or passed through by our partner bank, universities, or paid directly by customers.

BMT is a Pennsylvania corporation, incorporated in May 2016, and until January 4, 2021, was a wholly-owned subsidiary of Customers Bank (“Customers Bank”). Customers Bank is a Pennsylvania state-chartered bank and a wholly-owned subsidiary of Customers Bancorp, Inc. (the “Bancorp” or “Customers Bancorp”), a bank holding company. Customers Bank is our current partner bank.

Our partner bank holds the FDIC insured deposits that we source and service and is the issuing bank on our debit cards. Our partner bank pays us a deposit servicing fee for the deposits generated and passes through interchange income earned from debit transactions.

BMT is not a bank, does not hold a bank charter, and it does not provide banking services, and as a result we are not subject to direct banking regulation, except as a service provider to our partner bank. We are also subject to the regulations of the Department of Education, due to our student Disbursements business, and are periodically examined by them. Our contracts with most of our higher education institutional clients requires us to comply with numerous laws and regulations, including, where applicable, regulations promulgated by the Department of Education (“ED”) regarding the handling of student financial aid funds received by institutions on behalf of their students under Title IV; FERPA; the Electronic Fund Transfer Act and Regulation E; the USA PATRIOT Act and related anti-money laundering requirements; and certain federal rules regarding safeguarding personal information, including rules implementing the privacy provisions of GLBA. Other products and services offered by us may also be subject to other federal and state laws and regulations.

Merger with Megalith Financial Acquisition Corporation

On January 4, 2021, BankMobile Technologies, Inc. (“BankMobile”), Megalith Financial Acquisition Corp. (“Megalith”), and MFAC Merger Sub Inc., consummated the transaction contemplated by the merger agreement entered into on August 6, 2020. In connection with the closing of the merger, Megalith changed its name to BM Technologies, Inc. Effective January 6, 2021, Megalith’s units ceased trading, and the Company’s common stock and warrants began trading on the NYSE American under the symbols “BMTX” and “BMTX-WT,” respectively.

The merger was accounted for as a reverse recapitalization in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). Under this method of accounting, BankMobile was treated as the “acquirer” company for financial reporting purposes and as a result, the transaction was treated as the equivalent of BankMobile issuing stock for the net assets of Megalith, accompanied by a recapitalization. The excess of the fair value of the shares issued over the value of the net monetary assets of Megalith was recognized as an adjustment to shareholders’ equity. There was no goodwill or other intangible assets recorded in the merger.

BankMobile was determined to be the accounting acquirer based on the following predominant factors:

●	Customers Bank stockholders have the largest portion of voting rights in the post-combination company;

●	The board of directors and senior management of the post-combination company are primarily composed of individuals associated with BankMobile;

●	BankMobile was the larger entity based on historical operating activity, assets, revenues and employees at the time of the closing of the merger;

●	The ongoing operating activities of the post-combination company comprise those of BankMobile.

The following table provides a summary of the significant sources and uses of cash related to the closing of the merger transaction:

(amounts in thousands)
Cash at Megalith	$27,669
Cash from PIPE (private investment in public entity) investors	20,003
Total sources of cash	47,672
Cash paid to underwriters and other transaction costs	(3,987)
Cash paid to Customers Bank as consideration	(23,125)
Cash from recapitalization transaction (A)	20,560
Cash used to pay down BMT debt	(8,834)
Cash received by BMT and used to pay down debt	(6,738)
Total cash used to pay down outstanding debt (B)	(15,572)
Net cash received by BMT from the reverse recapitalization transaction at March 31, 2021 (=A+B)	4,988
90 day merger true-up, accrued by BMT at March 31, 2021 (a)	(3,672)
Final cash to BMT from the reverse recapitalization transaction	$1,316

(a) The Company expects to payout the $3.7 million in cash in late May 2021.

The following table provides a reconciliation of the common shares related to the merger:

Shares related to the recapitalization transaction - January 4, 2021	6,076,946
Shares held by legacy BankMobile shareholders - December 31, 2020	6,123,432
Total shares issued and outstanding, March 31, 2021	12,200,378

Note 1 — Description of Organization and Business Operations

BM Technologies, Inc. (formerly known as Megalith Financial Acquisition Corp.) (the “Company”) was incorporated in Delaware on November 13, 2017. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

Business Combination

On January 4, 2021 the Company consummated the previously announced business combination pursuant to the Agreement and Plan of Merger, dated as of August 6, 2020 (as amended, the “Merger Agreement”), by and among the Company, MFAC Merger Sub Inc., a Pennsylvania corporation and an indirect wholly-owned subsidiary of the Company (“Merger Sub”), BankMobile Technologies, Inc., a Pennsylvania corporation (“BankMobile”), Customers Bank, a Pennsylvania state chartered bank and the sole stockholder of BankMobile (“Customers Bank”), and Customers Bancorp, Inc., a Pennsylvania corporation and the parent bank holding company for Customers Bank.

Business Prior to the Business Combination

All business activity of the Company through December 31, 2020 related to the Company’s formation and Initial Public Offering, which is described below, searching for a business target and consummation of the Business Combination. The Company did not generate any operating revenues through the completion of the Business Combination. The Company did generate non-operating income in the form of interest income earned on marketable securities from the proceeds derived from the Initial Public Offering. The registration statement for the Company’s initial public offering (“Initial Public Offering”) was declared effective on August 23, 2018. On August 28, 2018, the Company consummated the Initial Public Offering of 15,000,000 units (“Units”) with respect to the Class A Common Stock included in the Units being offered (the “Public Shares”) at $10.00 per Unit generating gross proceeds of $150,000,000, which is discussed in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 6,560,000 warrants (“Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to the Company’s sponsor, MFA Investor Holdings, LLC ($5,810,000) (the “Sponsor”) and Chardan Capital Markets, LLC ($750,000) (“Chardan”), generating gross proceeds of $6,560,000, which is described in Note 4.

Offering costs for the Initial Public Offering amounted to $10,521,211, consisting of $3,192,889 of underwriting fees, $6,771,556 of deferred underwriting fees payable (which are held in the Trust Account (defined below)) and $556,766 of other costs. As described in Note 5, the $6,771,556 deferred underwriting fee became payable upon completion of the Business Combination.

Following the closing of the Initial Public Offering on August 28, 2018, an amount of $151,500,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement Warrants was placed in a trust account (“Trust Account”) and was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.

On September 21, 2018, the Company consummated the closing of the sale of 1,928,889 additional Units upon receiving notice of the underwriter’s election to partially exercise its overallotment option (“Overallotment Units”), generating additional gross proceeds of $19,288,890 and incurring additional offering costs of $964,445 in underwriting fees which were partially deferred until the completion of the Company’s initial Business Combination. Simultaneously with the exercise of the overallotment, the Company consummated the Private Placement of an additional 385,778 Private Placement Warrants to the Sponsor, generating gross proceeds of $385,778.

Entry Into a Materially Definitive Agreement

On August 6, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, MFAC Merger Sub Inc., a Pennsylvania corporation and (“Merger Sub”) a wholly-owned subsidiary of the Company, BankMobile Technologies, Inc., a Pennsylvania corporation (“BankMobile”) and Customers Bank, a Pennsylvania state chartered bank and the sole stockholder of BankMobile (the “Stockholder”).

Pursuant to the Merger Agreement, at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), BankMobile will merge with and into Merger Sub, with Merger Sub continuing as the surviving corporation (the “Surviving Corporation”).

The aggregate consideration to be paid pursuant to the Merger Agreement to the Stockholder will be an amount (the “Merger Consideration”) equal to: (i) $140,000,000 (the “Enterprise value”), minus (ii) $9,324,323 (“Sponsor Equity Adjustment”), plus (or minus, if negative) (iii) BankMobile’s net working capital less a target net working capital of $10,000,000, minus (iv) the aggregate amount of any outstanding indebtedness of BankMobile at Closing, and minus (v) the amount of any unpaid transaction expenses of BankMobile, the Company’s transaction expenses and other liabilities of the Company due and owing at the Closing.

The Merger Consideration will consist of cash and stock. The cash portion of the Merger Consideration (“Cash Consideration”) will be equal to (A) the amount of any proceeds of the PIPE Investment (described below under “Private Placement”); plus (B) an amount equal to one-half (1/2) of the difference between the (i) cash and cash equivalents of the Company, including any funds in the Trust Account after giving effect to the completion of the redemption of shares of the Company’s public stockholders (“Redemption”), less (ii) a cash reserve to be used for the benefit of the Surviving Corporation in the Merger, in the amount of $10,000,000 (such difference between clause (i) and (ii) which resulting amount if otherwise negative shall be equal to zero, being the “Remaining Trust Account Amount”); minus (C) the Company’s transaction expenses and other liabilities of the Company due and owing at the Closing; plus (D) the cash and cash equivalents of BankMobile; minus (E) BankMobile’s unpaid transaction expenses; minus (F) a cash reserve in the amount of $5,000,000. The stock portion of the Merger Consideration consists of a number of shares of the Company’s Class A common stock (the “Merger Consideration Shares”) with an aggregate value equal to (the “Merger Consideration Share Amount”) (a) the Merger Consideration, minus (b) the Cash Consideration, with the Stockholder receiving a number of shares of the Company Class A common stock equal to the Merger Consideration Share Amount, divided by $10.38 (the “Per Share Price”).

The Merger Consideration is subject to adjustment after the Closing based on confirmed amounts of the net working capital, the outstanding indebtedness of BankMobile and any unpaid transaction expenses of BankMobile, as of the Closing Date. If the adjustment is a negative adjustment in favor of the Company, the Stockholder will deliver to the Company a number of shares of Class A common stock of the Company with a value equal to the absolute value of the adjustment amount (with each share valued at the Per Share Price). If the adjustment is a positive adjustment in favor of BankMobile, the Company will issue to the Stockholder an additional number of shares of Class A common stock of the Company with a value equal to the adjustment amount (with each share valued at the Per Share Price). The Merger Consideration is also subject to reduction for the indemnification obligations of the Stockholder.

On November 2, 2020, the Company entered into a First Amendment to Agreement and Plan of Merger (the “First Amendment”) with the other parties to the Agreement and Plan of Merger, dated as of August 6, 2020 (the “Original Agreement”, and as amended, including by the First Amendment, the “Merger Agreement”), by and among, the Company, MFAC Merger Sub Inc., a Pennsylvania corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), BankMobile, and Customers Bank, a Pennsylvania state chartered bank and the sole stockholder of BankMobile (“Customers Bank”), and with Customers Bancorp, a Pennsylvania corporation and the sole shareholder of Customers Bank (“Customers Bancorp”).

The Original Agreement provided that a portion of the consideration payable to Customers Bank in the Proposed Transaction was to be paid in shares (the “Merger Consideration Shares”) of the Company’s Class A common stock to Customers Bank. Pursuant to the First Amendment, the Original Agreement was amended to provide that (i) Customers Bancorp would become a party to the Merger Agreement, (ii) the Merger Consideration Shares will now be issued to the stockholders of Customers Bancorp, and (iii) Customers Bancorp may at its discretion, upon written notice to the Company, redirect or reallocate the distribution of the Merger Consideration Shares at any time prior to the closing of the Proposed Transaction (the “Closing”) to other parties. Additionally, the Original Agreement was amended to provide that, subject to certain exceptions, there will be restrictions on the sale or transfer of the Merger Consideration Shares for a period of twelve months after the Closing, rather than for a period of 180 days after the Closing as contemplated by the Lock-Up Agreement attached to the Original Agreement.

Going Concern and Liquidity

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company had until January 4, 2021 to consummate one or more business combinations, meeting certain conditions, or else it would cease all operations except for the purpose of liquidating. The Company closed a qualified business combination on January 4, 2021. Management had initially determined that the mandatory liquidation, should a business combination not occur, and potential subsequent dissolution raised substantial doubt about the Company’s ability to continue as a going concern. Given that the Company underwent the business combination on January 4, 2021, the conditions raising substantial doubt concerning the Company’s ability to continue as a going concern have been alleviated.

Restatement of Previously Issued Annual Financial Statements

The Company has restated its financial statements as of December 31, 2020, for the years ended December 31, 2020 and December 31, 2019, as well as the unaudited financial statements for the three month periods ended March 31, 2020 and 2019, the three and six month periods ended June 30, 2020 and 2019 and the three and nine month periods ended September 30, 2020 and 2019, to correct misstatements in those prior periods primarily related to misstatements identified in improperly applying accounting guidance for warrants, recognizing them as equity instead of a warrant liability, under the guidance of ASC 815-40, Contracts in Entity’s Own Equity, and not properly accounting for the entire amount of redeemable common shares as temporary equity carried at redemption value in accordance with the guidance in ASC 480.

See Note 9 - Restatement of Previously Issued Financial Statements for additional information regarding the errors identified and the restatement adjustments made to the financial statements